Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	£ 45,239	£ 41,875
Issuances	4,465	9,808
Redemptions	(6,239)	(5,665)
Other	(213)	(779)
Closing balance	43,252	45,239
Total subordinated liabilities	43,857	45,826
At fair value
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	587
Closing balance	£ 605	£ 587